Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Cash provided by (used in):
Net income	$ 24,527	$ 19,680
Adjustments to determine net cash flows:
Provision for credit losses (recovery of)	(111)	622
Stock-based compensation	204	535
Income tax provision	8,727	7,240
Interest income	(140,535)	(103,156)
Interest expense	87,725	54,273
Amortization	1,206	917
Accretion of discount on securities	(56)	(533)
Foreign exchange rate change on assets and liabilities	7,830	(998)
Interest received	136,601	99,251
Interest paid	(82,123)	(40,680)
Income taxes paid	(11,339)	(10,264)
Loans	(164,600)	(423,843)
Deposits	154,721	437,199
Change in other assets and liabilities	9,734	13,364
Net cash flows from (used in) operating activities	32,511	53,607
Sale of securities (note 19)	63,749	101,768
Purchase of property and equipment	(16,353)	(338)
Net cash flows from (used in) investing activities	47,396	101,430
Financing:
Purchase and cancellation of common shares	0	(12,558)
Redemption of subordinated notes payable	(5,000)	0
Dividends paid	(1,794)	(1,808)
Repayment of lease obligations	(357)	(351)
Net cash flows from (used in) financing activities	(7,151)	(14,717)
Change in cash	72,756	140,320
Effect of exchange rate changes on cash	(6,190)	(5,240)
Cash, beginning of the period	132,242	88,581
Cash, end of the period	$ 198,808	$ 223,661